Taxes on Income (Details) - Schedule of income before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income before income taxes [Abstract]
Domestic (Israel)	$ 34,037	$ 34,303	$ 17,149
Foreign	7,161	798	1,882
Income before taxes on income	$ 41,198	$ 35,101	$ 19,031